Significant Accounting Policies - 6K (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Significant Accounting Policies [Abstract]
Revenue from Major Customers
Customers individually accounting for more than 10% of the Company's revenues during the nine-month periods ended September 30, 2016 and 2015, were:

Customer	2016	2015
A	19%	-
B	12%	-
C	10%	21%
D	-	56%
E	-	23%
Total	41%	100%

Customers individually accounting for more than 10% of the Company's revenues during the years ended December 31, 2015, 2014 and 2013 were:
Customer	2015	2014	2013
A	47%	-	-
B	15%	-	-
C	12%	-	-
D	10%	-	-
E	-	59%	18%
F	-	29%	-
G	-	-	16%
H	-	-	12%
I	-	-	10%
Total	84%	88%	56%